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                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

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1.  Name and address of issuer:         MMA Praxis Mutual Funds
                                        3435 Stelzer Road
                                        Columbus, Ohio 43219
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2.  Name of each series or class of funds for which this notice is filed:

    MMA Praxis Mutual Funds:            Intermediate Income Fund
                                        Growth Fund

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3.  Investment Company Act File Number: 811-6625
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    Securities Act File Number:   33-69724
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4.  Last day of fiscal year for which this notice is filed:  December 31, 1995
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                       [  ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the begininng of the fiscal year:

                                                                           0

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                           0
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9. Number and aggregate sale price of securities sold during the fiscal year:

                                  Shares                         1,401,788.867
                                  Price                         $15,190,726.19
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                  Shares                         1,401,788.867
                                  Price                         $15,190,726.19
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                  Shares                            57,460.525
                                  Price                            $604.939.87
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2:                  $ 15,190,726.19
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   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:
                                                                   $ 604,939.87
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  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                  $ 4,222,203.12
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   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24e-2:                                          $ 0.00
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    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2:
                                                                $ 11,573,462.94
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   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or registration:              /2900
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  (vii) Fee due:                                                     $ 3,990.85
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                                           [  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                           02/26/96

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)* /s/ Cynthia Lee Lindsey
                                  -----------------------------------
                                  Cynthia Lee Lindsey, Secretary
                                  -----------------------------------

Date  02/27/96
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    * Please print the name and title of the signing officer below the signature.
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                            DECHERT PRICE & RHOADS
                               1500 K Street N.W.
                             Washington, D.C. 20005

                               February 23, 1996

MMA Praxis Mutual Funds
3435 Stelzer Road
Columbus, Ohio 43219

         Re:     Rule 24f-2 Notice

Gentlemen:

                 As counsel for MMA Praxis Mutual Funds (the "Trust"), a Delaware business trust consisting of two separate series of shares, MMA Praxis Intermediate Income Fund and MMA Praxis Growth Fund, during the fiscal year ended December 31, 1995, we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (the "Registration Statement"). We have also examined such other records, agreements, documents and instruments as we have deemed appropriate.

                 Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Trust for its fiscal year ended December 31, 1995, assuming such Shares were sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable.

                 We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Trust with the Securities and Exchange Commission for the Trust's fiscal year ended December 31, 1995.


                                            Very truly yours,



                                            Dechert Price & Rhoads